Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0002140030
Registrant Name	Thunder Bridge Capital Partners V, Ltd.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A